ACQUISITION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012 Trademark	Dec. 31, 2012 Non-Compete Agreement	Dec. 31, 2012 Weland Xueda Information	Dec. 31, 2011 Weland Xueda Information	Jun. 30, 2012 Weland Xueda Information	Jun. 30, 2012 Weland Xueda Information Trademark	Jun. 30, 2012 Weland Xueda Information Non-Compete Agreement
ACQUISITION
Equity interest acquired (as a percent)					60.00%
Cash consideration					$ 2,961
Net revenues			831
Net loss			540
Acquisition consideration allocated as of the acquisition date
Cash and cash equivalents					1,765
Advance to suppliers					62
Acquired intangible assets						408	188
Fixed assets					4
Total assets acquired					2,427
Deferred tax liabilities					(150)
Liabilities assumed					(540)
Noncontrolling interest					(1,571)
Total net assets					166
Goodwill					2,795
Total					2,961
Useful life	10 years	5 years				10 years	5 years
Pro forma results
Pro forma net revenue			296,548	227,436
Pro forma net income attributable to Xueda Education Group			$ 2,414	$ 4,999
Pro forma net income per ordinary share-basic			$ 0.02	$ 0.04
Pro forma net income per ordinary share-diluted			$ 0.02	$ 0.04